Summary of Significant Accounting Policies (Narrative) (Details) - USD ($)				12 Months Ended
	Feb. 08, 2014	Jul. 27, 2013	Jun. 05, 2013	Dec. 31, 2015	Dec. 31, 2013	Sep. 30, 2015
Schedule of Significant Accounting Policies [Line Items]
Excess of amount of mezzanine-classified non-controlling interest in 7Road over purchase price					$ 2,409,000
Three new employee incentive plans [Member]
Schedule of Significant Accounting Policies [Line Items]
Employee incentive plan terms	10 years
Compensation expense previously recognized reversed	$ 32,200,000
Two of three plans [Member]
Schedule of Significant Accounting Policies [Line Items]
Maximum percentage of cash compensation could have distributed in annual net profits after certain adjustments	10.00%
Third employee incentive plan [Member]
Schedule of Significant Accounting Policies [Line Items]
Maximum percentage of eligible employees allowed to receive in the annual adjusted net profits of projects that they worked on	20.00%
Share Repurchase Program [Member] | ADS [Member]
Schedule of Significant Accounting Policies [Line Items]
Authorized amount of share repurchase program		$ 100,000,000
Period in force of share repurchase program		2 years
7Road [Member]
Schedule of Significant Accounting Policies [Line Items]
Put option expiration year				2014
Excess of amount of mezzanine-classified non-controlling interest in 7Road over purchase price			$ 2,400,000
Doyo [Member]
Schedule of Significant Accounting Policies [Line Items]
Aggregate cash consideration of disposal interest in Doyo						$ 2,900,000
Forgiveness of contingent consideration						$ 6,000,000
Contingent consideration				$ 0